STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

At, the Company had 500 million shares of common stock, $0.0001 par value, authorized for issuance. Each share of common stock has the right to one vote . As of December 31, 2023, the Company had 3,583,846 shares of common stock outstanding. The Company has not declared or paid any dividends related to the common stock through December 31, 2023.

Private Placement Offering

On August 4, 2022, the Company received $1,000,000 of gross proceeds pursuant to an unsecured convertible promissory note (the “Bridge Note”) sold and issued to Lucro Investments VCC – ESG Opportunities Fund (“Lucro”), an affiliate of Fleur. The Bridge Note matures on February 3, 2023 (the “Maturity Date”) and does not bear interest (except in the event of a default). If the Company completes a “Qualified Financing”, the $1 million outstanding principal amount of the Bridge Note will automatically convert into the type of securities offered by the Company in the Qualified Financing on the same pricing, terms and conditions as specified in the Qualified Financing. A Qualified Financing is defined as (i) the Company’s issuance and sale of shares of its equity or equity-linked securities to investors, (ii) on or before the Maturity Date, (iii) in a financing with total proceeds to the Company of at least $5,000,000 (inclusive of the conversion of the $1,000,000 Bridge Note), and (iv) which financing would result in the listing of the Company’s common stock on the Nasdaq Capital Market (“Nasdaq”).

On August 8, 2022, the Company entered into a securities purchase agreement (“SPA”) with Lucro for the private placement (the “Common Stock Private Placement”) of an aggregate of 4,717 shares (the “Shares”) of the Company’s common stock and warrants exercisable for up to an additional 7,076 shares of Common Stock (the “Warrants”). The Shares and Warrants were sold in units (the “Units”) at a fixed price of $1,060 per Unit. Each Unit consists of (i) one Share and (ii) Warrants exercisable for 1.5 shares of Common Stock.

Each Warrant is exercisable for five years at an exercise price of $1,060 per one  share of Common Stock. The holder may not exercise the Warrants to the extent that, after giving effect to such exercise, the holder would beneficially own in excess of 9.99% of the shares of Common Stock outstanding, or, at the holder’s election on not less than 61 days notice, 19.99%. The Warrants are exercisable for cash. If, at the time the holder exercises any Warrants, a registration statement registering the issuance of the shares of Common Stock underlying the Warrants is not then effective or available for the issuance of such shares, then the Warrants may be net exercised on a cashless basis according to a formula set forth in the Warrants. There were 7,076 warrants outstanding at December 31, 2022.

On August 19, 2022, the Company received $4,000,000 of gross proceeds from the Common Stock Private Placement and the $1,000,000 Bridge Note was canceled and converted into Common Stock and Warrants. The $5,000,000 was allocated between the Common Stock and Warrants purchased based on the relative fair value of these instruments. The fair value of the Common Stocks was determined using the closing price of the stock at close if the SPA (Level 1 on the fair value hierarchy) and the fair value of the Warrants was determined using the Black Scholes model using the following inputs (Level 2 on the fair value hierarchy):

Warrants
Expected stock price volatility	82%
Dividend yield	0%
Risk-free interest rate	3%
Expected life of the warrants (in years)	5

Public Offering

On September 28, 2023, the Company entered into a placement agency agreement (the “Placement Agent Agreement”) with Dawson James Securities Inc. (“Dawson James”) pursuant to which the Company engaged Dawson James as the placement agent for a registered public offering by the Company (the “Offering”), of an aggregate of 3,572,635 units (“Units”) at a price of $2.88 per Unit, for gross proceeds of approximately $10.3 million, before deducting offering expenses.

Each Unit is comprised of (i) one share of common stock or, in lieu of common stock, one Prefunded warrant to purchase a share of common stock, and (ii) one common warrant to purchase a share of common stock. The Prefunded warrants are immediately exercisable at a price of $0.0001 per share of common stock and only expire when such Prefunded warrants are fully exercised. The common warrants are immediately exercisable at a price of $2.88 per share of common stock and will expire five years from the date of issuance.

The Company agreed to pay Dawson James a placement agent fee in cash equal to 8.00% of the gross proceeds from the sale of the Units. The Company also agreed to reimburse Dawson James for all reasonable travel and other out-of-pocket expenses, including the reasonable fees of legal counsel, not to exceed $155,000.

 The Offering closed on October 2, 2023 and, in the Offering, the Company issued (i) 389,024 common shares, (ii) 3,183,611 Prefunded warrants, and (iii) 3,572,635 common warrants.

The $10.3 million was allocated between the Common Stock or Prefunded Warrants and Common Stock Warrants purchased based on the relative fair value of these instruments. The fair value of the Common Stocks or Prefunded Warrants was determined using the closing price of the stock at close of the SPA (Level 1 on the fair value hierarchy) and the fair value of the Warrants was determined using the Black Scholes model using the following inputs (Level 2 on the fair value hierarchy):

Warrants
Expected stock price volatility	156%
Dividend yield	0%
Risk-free interest rate	5%
Expected life of the warrants (in years)	2.5

The Company used a portion of the proceeds from the Offering to retire approximately $5.2 million of the outstanding conversion amount payable related to the Company’s secured convertible notes and all $900,000 of the Company’s outstanding Series 1B Preferred Stock.

During the year ended December 31, 2023, 2,468,500 of the pre-funded warrants were exercised into common stock.

Warrants

As of December 31, 2023, there were 9,998,233 (of which 715,111 are Prefunded warrants) outstanding warrants with exercise prices between $1.76 and $1,060 per share (per share amounts exclude the Prefunded warrants).

As of December 31, 2022, there were 19,647 outstanding warrants with exercise prices between $786 and $1,060 per share.

Preferred Stock

December 31, 2023, the Company had 25,000,000 shares of preferred stock, $0.0001 par value, authorized for issuance. Preferred stock may be issued in classes or series. Designations, powers, preferences, rights, qualifications, limitations and restrictions are determined by the Company’s Board of Directors. The following table summarizes the designations, shares authorized, and shares outstanding for the Company’s Preferred Stock:

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	—
Series 1B	900	—
Series B-1	2,000	—
Series B-2	1,000	—
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Series A Preferred Stock

Refer to Note 11 for Series A Preferred Stock activity.

Series 1A Preferred Stock

Refer to Note 12 for Series 1A Preferred Stock activity.

Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, and K Preferred Stock

There were no transactions involving the Series B-1, B-2, C, D, D-1, E, G, H, I, J, J-1, or K during the years ended December 31, 2023 and 2022.